Consolidated Statements of Changes in Shareholders’ Equity		Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Additional Paid-in Capital HKD ($)	Additional Paid-in Capital USD ($)	Retained Earnings HKD ($)	Retained Earnings USD ($)	HKD ($)	USD ($)
Balance (in Dollars) | $		$ 783		$ 99,217		$ 14,745,637		$ 14,845,637
Balance (in Shares) | shares	[1]	16,000,000	16,000,000
Balance at Mar. 31, 2022 | $		$ 783		99,217		14,745,637		14,845,637
Balance (in Shares) at Mar. 31, 2022 | shares	[1]	16,000,000	16,000,000
Net income | $						6,292,870		6,292,870
Balance at Mar. 31, 2023 | $		$ 783		99,217		21,038,507		21,138,507
Balance (in Shares) at Mar. 31, 2023 | shares	[1]	16,000,000	16,000,000
Balance (in Dollars) | $		$ 783		99,217		21,038,507		21,138,507
Balance (in Shares) | shares	[1]	16,000,000	16,000,000
Net income | $						9,936,794		9,936,794
Balance at Mar. 31, 2024 | $		$ 783		99,217		30,975,301		31,075,301
Balance (in Shares) at Mar. 31, 2024 | shares	[1]	16,000,000	16,000,000
Balance (in Dollars) | $		$ 783		99,217		30,975,301		31,075,301
Balance (in Shares) | shares	[1]	16,000,000	16,000,000
Net income						8,268,367		8,268,367	$ 1,062,786
Initial Public Offering of shares | $		$ 79		37,618,270				37,618,349
Initial Public Offering of shares (in Shares) | shares	[1]	1,613,083	1,613,083
Balance at Mar. 31, 2025		$ 862	$ 110	37,717,487	$ 4,848,068	39,243,668	$ 5,044,239	76,962,017	9,892,417
Balance (in Shares) at Mar. 31, 2025 | shares	[1]	17,613,083	17,613,083
Balance (in Dollars)		$ 862	$ 110	$ 37,717,487	$ 4,848,068	$ 39,243,668	$ 5,044,239	$ 76,962,017	$ 9,892,417
Balance (in Shares) | shares	[1]	17,613,083	17,613,083

[1]	1,500,000 ordinary shares were issued on May 15, 2024, and 113,083 ordinary shares were issued on July 5, 2024.